Note 29 Treasury shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of equity treasury stock [Line Items]
Treasury shares	€ 34,000,000	€ 29,000,000	€ 647,000,000
Number of treasury shares	4,386,625	5,485,414	127,633,399
Average purchases in euros	€ 9.89	€ 7.18	€ 4.96
Average selling price in Euros	9.89	7.14	4.99
Net gains or losses on transactions	10,000,000	1,000,000	9,000,000
Treasury shares	€ 66,000,000	€ 34,000,000	€ 29,000,000
Number of treasury shares	6,666,856	4,386,625	5,485,414
Treasury shares changes over the year [Line Items]
Number of purchases of treasury shares	€ 154,564,499	€ 301,882,728	€ 598,457,024
Purchases of treasury shares in millions of euros	1,528,000,000	2,166,000,000	2,966,000,000
Number of sales and other changes in treasury shares	(152,284,268)	(302,981,517)	(720,605,009)
Sale or issue of treasury shares	(1,497,000,000)	(2,161,000,000)	(3,583,000,000)
Millions of euros [Member]
Components of equity treasury stock [Line Items]
Average purchases in euros	0	0	0
Average selling price in Euros	0	0	0
Held by BBVA [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 3,000,000	€ 3,000,000
Number of treasury shares	0	0
Treasury shares	€ 7,000,000	€ 3,000,000	€ 3,000,000
Number of treasury shares	410,370	0	0
Held by Corporación General Financiera S.A. [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 31,000,000	€ 26,000,000
Number of treasury shares	4,354,004	5,454,516
Treasury shares	€ 59,000,000	€ 31,000,000	€ 26,000,000
Number of treasury shares	6,256,486	4,354,004	5,454,516
Held by other subsidiaries [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 0	€ 0
Number of treasury shares	32,621	30,898
Treasury shares	€ 0	€ 0	€ 0
Number of treasury shares	0	32,621	30,898